Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Research and development services	$ 1,845	$ 214
Legal and professional fees	1,253	191
Employee compensation	1,379	649
Unearned revenue	524	28
Total accrued liabilities	$ 5,001	$ 1,082